Legal, competition and regulatory matters (Narrative) (Details)	1 Months Ended										3 Months Ended	12 Months Ended							48 Months Ended
	Nov. 30, 2017 GBP (£)	Sep. 30, 2017 GBP (£)	May 31, 2017 GBP (£)	Feb. 28, 2017 GBP (£)	Jan. 31, 2017	Nov. 30, 2016 GBP (£)	Jan. 31, 2016 GBP (£)	Oct. 31, 2014 GBP (£)	Sep. 30, 2013 GBP (£)	Oct. 31, 2008 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£) class_actions	Dec. 31, 2015 GBP (£) lawsuits	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 GBP (£)	Nov. 30, 2008 GBP (£)	Apr. 25, 2008 GBP (£)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements												£ 0	£ 0	£ 1,237,000,000
Provisions recognised												2,214,000,000
Barclays Bank PLC [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements												£ 0	0	£ 1,237,000,000
Investigations into certain advisory services agreements and other matters and civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												Barclays Bank PLC entered into two advisory services agreements with Qatar Holding LLC (Qatar Holding) in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar.
Service agreement fees payable										£ 322,000,000
Advisory service fees payable, term										5 years
Loans to government																				£ 3,000,000,000
Information about contingent liabilities that disclosure is not practicable												It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period. PCP has made a claim against Barclays Bank PLC for damages of up to £1,477m plus interest and costs. This amount does not necessarily reflect Barclays Bank PLC’s potential financial exposure if a ruling were to be made against it in that matter.
SFO Proceedings [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In June 2017, the SFO charged Barclays PLC with two offences of conspiring with certain former senior officers and employees of Barclays to commit fraud by false representations relating to the Agreements and one offence of unlawful financial assistance contrary to section 151 of the Companies Act 1985 in relation to the Loan. In February 2018, the SFO also charged Barclays Bank PLC in respect of the Loan. Barclays PLC and Barclays Bank PLC intend to defend the respective charges brought against them (the Charges). The trial of the Charges has been scheduled to begin in January 2019.
FCA Proceedings and other investigations [Member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning									£ 50,000,000
Civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In January 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages of £721.4m plus interest and costs for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Following amendment of their claim in November 2017, PCP now seeks damages of up to £1,477m (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in October 2019.
Loss Contingency, Damages Sought, claimed amounts, Value	£ 1,447,000,000						£ 721,400,000
Investigation into Americas Wealth & Investment Management advisory business [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												The SEC has carried out an investigation into certain practices in Barclays' former Wealth Americas investment advisory business relating to certain due diligence failures, fee and billing practices and mutual fund fee waivers and related disclosures.
Losses on litigation settlements			£ 97,000,000
Penalty settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			30,000,000
Remediation and disorgement settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			67,000,000
Investigations into LIBOR and other benchmarks [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2012, Barclays Bank PLC announced that it had reached settlements with the Financial Services Authority (FSA) (as predecessor to the FCA), the US Commodity Futures Trading Commission (CFTC) and the DOJ in relation to their investigations concerning certain benchmark interest rate submissions, and Barclays Bank PLC paid total penalties of £290m. The settlement with the DOJ was made by entry into a Non-Prosecution Agreement (NPA) which has now expired. Barclays PLC, Barclays Bank PLC and BCI have reached settlements with certain other regulators and law enforcement agencies. Barclays Bank PLC continues to respond to requests for information from the SFO in relation to its ongoing LIBOR investigation, including in respect of Barclays Bank PLC. The investigation by the prosecutor’s office in Trani, Italy also remains pending.
Information about contingent liabilities that disclosure is not practicable												It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.
Losses on litigation settlements																	£ 290,000,000
LIBOR and other benchmark civil actions [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												Following settlement of the investigations referred to above in ‘Investigations into LIBOR and other Benchmarks’ various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group. While certain cases have been dismissed or settled subject to approval from the court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims), other actions remain pending and their ultimate impact is unclear.
USD LIBOR Cases in MDL Court [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY) (MDL Court). The complaints are substantially similar and allege, amongst other things, that Barclays Bank PLC and the other banks individually and collectively violated provisions of the US Sherman Antitrust Act (Antitrust Act), the US Commodity Exchange Act (CEA), the US Racketeer Influenced and Corrupt Organizations Act (RICO) and various state laws by manipulating USD LIBOR rates. The proposed class actions purported to be brought on behalf of (amongst others) plaintiffs that (i) engaged in USD LIBOR-linked over-the-counter transactions (OTC Class); (ii) purchased USD LIBOR-linked financial instruments on an exchange (Exchange-Based Class); (iii) purchased USD LIBOR-linked debt securities (Debt Securities Class); (iv) purchased adjustable-rate mortgages linked to USD LIBOR (Homeowner Class); or (v) issued loans linked to USD LIBOR (Lender Class).
Information about contingent liabilities that disclosure is not practicable												Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.
Number of lawsuits with specified damages sought | lawsuits														5
Lawsuits with specified damages sought [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value																	£ 1,250,000,000
Exchange-Based Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		£ 15,000,000						£ 5,000,000							£ 20,000,000
OTC Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														£ 120,000,000
Debt Securities Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements						£ 7,100,000
EURIBOR Case in the SDNY [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														94,000,000
Foreign Exchange investigations [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2015 the Group reached settlements with the CFTC, the DOJ, the New York State Department of Financial Services (NYDFS), the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, the Group paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions.
Information about contingent liabilities that disclosure is not practicable												Aside from the settlements discussed above, and a provision of E240m recognised in Q4 2017, it is not currently practicable to provide an estimate of any further financial impact of the actions described on the Group or what effect they might have on the Group’s operating results, cash flows or financial position in any particular period.
Losses on litigation settlements														2,380,000,000
Number of years probation					3 years
Provisions recognised											£ 240,000,000
Fines settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														650,000,000
Violation of NPA [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														60,000,000
Civil actions in respect of Foreign Exchange [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to Foreign Exchange or may do so in future. Certain of these cases have been dismissed or have been settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).
Information about contingent liabilities that disclosure is not practicable												Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described above on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.
Consolidated FX Action [Member] | Barclays Bank PLC [member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														£ 384,000,000
Last Look Actions [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements													50,000,000
Last Look Actions [Member] | Barclays Bank PLC [member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements													£ 50,000,000
Number of class actions filed | class_actions													2
Number of class actions settled on class-wide basis | class_actions													1
Last Look Actions [Member] | United States Residential Mortgages [Member]
Disclosure of contingent liabilities [line items]
Number of class actions voluntarily dismissed | class_actions													1
Canadian FX Action [Member] | Barclays Bank PLC [member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value												£ 14,800,000
Civil actions in respect of ISDAFIX [Member] | Barclays Bank PLC [member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2014, a number of ISDAFIX related civil actions were filed in the SDNY on behalf of proposed class of plaintiffs, alleging that Barclays Bank PLC, a number of other banks and one broker violated the Antitrust Act and several state laws by engaging in a conspiracy to manipulate the USD ISDAFIX.
Loss Contingency, Damages Sought, claimed amounts, Value															£ 30,000,000
US residential and commercial mortgage-related activity and litigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												The Group’s activities within the US residential mortgage sector during the period from 2005 through 2008 included: sponsoring and underwriting of approximately $39bn of private-label securitisations; economic underwriting exposure of approximately $34bn for other private-label securitisations; sales of approximately $0.2bn of loans to government sponsored enterprises (GSEs); sales of approximately $3bn of loans to others; and sales of approximately $19.4bn of loans (net of approximately $500m of loans sold during this period and subsequently repurchased) that were originated and sold to third parties by mortgage originator affiliates of an entity that the Group acquired in 2007 (Acquired Subsidiary).
US residential and commercial mortgage-related activity and litigation [Member] | United States Residential Mortgages [Member]
Disclosure of contingent liabilities [line items]
Information about contingent liabilities that disclosure is not practicable												Save for the remaining pending action described under ‘RMBS Securities Claims’ and the May 2017 settlement above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period. The cost of resolving these actions could individually or in aggregate prove to be substantial.
US residential and commercial mortgage-related activity and litigation [Member] | Private-label securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue																			£ 39,000,000,000
US residential and commercial mortgage-related activity and litigation [Member] | Other private-label securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue																			34,000,000,000
RMBS Repurchase Requests [Member] | United States Residential Mortgages [Member] | Government sponsored enterprises [Member]
Disclosure of contingent liabilities [line items]
Revenue																			200,000,000
RMBS Repurchase Requests [Member] | United States Residential Mortgages [Member] | Other customers [Member]
Disclosure of contingent liabilities [line items]
Revenue																			3,000,000,000
RMBS Repurchase Requests [Member] | Subsquently repurchased [Member]
Disclosure of contingent liabilities [line items]
Revenue																			500,000,000
RMBS Repurchase Requests [Member] | Originated and sold to third parties by Acquired Subsidiary [Member]
Disclosure of contingent liabilities [line items]
Revenue																			19,400,000,000
Cumulative realised gain (loss)											1,300,000,000	£ 1,300,000,000
Original unpaid principal balance at time of sale											2,100,000,000	2,100,000,000
RMBS Repurchase Requests [Member] | Sponsored securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue																			£ 5,000,000,000
RMBS Securities Claims [Member] | United States Residential Mortgages [Member]
Disclosure of contingent liabilities [line items]
Cumulative realised gain (loss)											0	0
Outstanding balance on face value of loans											£ 100,000,000	£ 100,000,000
Secondary Trading Investigation [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value			£ 16,560,000
Secondary Trading Investigation [Member] | United States Residential Mortgages [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												The Group has received requests for information and subpoenas from the SEC, the US Attorney’s Office for the District of Connecticut and the Special Inspector General for the US Troubled Asset Relief Program related to trading practices in the secondary market for both RMBS and CMBS.
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2014, the NYAG filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, the Group’s SEC-registered ATS.
Information about contingent liabilities that disclosure is not practicable												The class actions seek unspecified monetary damages and injunctive relief. It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect they might have upon the Group’s operating results, cash flows or financial position in any particular period.
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [Member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				£ 35,000,000
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [Member] | New York Attorney General [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				£ 35,000,000
FERC and other civil actions [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2012, FERC issued an Order to Show Cause and Notice of Proposed Penalties (Order and Notice) against Barclays Bank PLC and four of its former traders asserting that Barclays Bank PLC and its former traders violated FERC’s Anti-Manipulation Rule by manipulating the electricity markets in and around California from 2006 to 2008, and proposed civil penalties and profit disgorgement to be paid by Barclays Bank PLC.
Losses on litigation settlements												£ 105,000,000
Civil penalty [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements												70,000,000				£ 435,000,000
Disgorgement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements												£ 35,000,000				£ 34,900,000
American Depositary Shares [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												The securities class action against Barclays PLC, Barclays Bank PLC and various former members of Barclays Bank PLC's Board of Directors alleges misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs assert claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s portfolio of mortgage-related (including US subprime-related) securities, Barclays Bank PLC’s exposure to mortgage and credit market risk, and Barclays Bank PLC’s financial condition. The plaintiffs have not specifically alleged the amount of their damages. In June 2016, the SDNY certified the action as a class action. In September 2017, the SDNY granted the defendants’ motion for summary judgment. Plaintiffs are appealing this decision.
Information about contingent liabilities that disclosure is not practicable												It is not currently practicable to provide an estimate of the financial impact of the action described on the Group or what effect that it might have upon the Group’s operating results, cash flows or financial position in any particular period.
Issued capital																					£ 2,500,000,000
Civil actions in respect of the US Anti-Terrorism Act [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2015, an amended civil complaint was filed in the US Federal Court in the EDNY by a group of approximately 250 plaintiffs, alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded Hezbollah and other attacks that injured or killed the plaintiffs’ family members. Plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. Plaintiffs filed a second amended complaint in July 2016 (the Second Amended Complaint), which, among other things, added various plaintiffs, bringing the total number of plaintiffs to approximately 350. Defendants have moved to dismiss the Second Amended Complaint. In November 2017, a separate civil complaint was filed in the US Federal Court in the SDNY by a group of approximately 160 plaintiffs, alleging claims under the ATA against Barclays Bank PLC and a number of other banks substantially similar to those in the Second Amended Complaint. Defendants intend to move to dismiss this complaint.
Information about contingent liabilities that disclosure is not practicable												It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.
CCUK Finance Limited and CIAC Corporation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In May 2017, Barclays Bank PLC was served with a civil claim by CCUK Finance Limited and CIAC Corporation issued in the English High Court alleging breach of a contractual indemnity, fraudulent misrepresentation and breach of warranty arising out of the sale of a portfolio of credit cards in 2007. Barclays Bank PLC has filed a defence and counterclaim.
Loss Contingency, Damages Sought, claimed amounts, Value												£ 1,000,000,000
Information about contingent liabilities that disclosure is not practicable												The claim seeks damages of not less than £1bn plus interest and costs. The damages claimed do not necessarily reflect Barclays Bank PLC’s potential financial exposure if a ruling were to be made against it. It is not currently practicable to provide an estimate of the financial impact of the action described or what effect it might have upon operating results, cash flows or the Group’s financial position in any particular period.
Portuguese Competition Authority investigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including the Group, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. The Group is cooperating with the investigation.
Information about contingent liabilities that disclosure is not practicable												It is not currently practicable to provide an estimate of the financial impact of the action described or what effect it might have upon operating results, cash flows or the Group’s financial position in any particular period.
Period under investigation of competition law infringment												11 years
BDC Finance LLC [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability												In 2008, BDC filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC breached the Agreement when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).
Loss Contingency, Damages Sought, claimed amounts, Value																		£ 298,000,000
Information about contingent liabilities that disclosure is not practicable												It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period. BDC has made claims against the Group totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect the Group’s potential financial exposure if a ruling were to be made against it.
Alleged excess collateral in response to demand																		£ 40,000,000